Tax matters - Net operating and Capital losses carryforward (Details) - Capital losses carryforward $ in Millions	Dec. 31, 2022 MXN ($)
Detail of deferred tax assets and liabilities
Loss amount	$ 7,097
Deferred tax assets	2,129
2028
Detail of deferred tax assets and liabilities
Loss amount	1,646
Deferred tax assets	494
2029
Detail of deferred tax assets and liabilities
Loss amount	1,975
Deferred tax assets	592
2030
Detail of deferred tax assets and liabilities
Loss amount	1,934
Deferred tax assets	580
2031
Detail of deferred tax assets and liabilities
Loss amount	782
Deferred tax assets	235
2032
Detail of deferred tax assets and liabilities
Loss amount	762
Deferred tax assets	$ 229